UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08076

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	1/31/11

Item 1: Schedule of Investments

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.
Portfolio of Investments
January 31, 2011 (unaudited)

No. of Shares	Description	Value
spacer
EQUITY SECURITIES-99.2%
EQUITY SECURITIES OF TELECOMMUNICATION AND INFRASTRUCTURE COMPANIES IN EMERGING COUNTRIES-90.1%

ARGENTINA-2.2%

ENERGY EQUIPMENT & SERVICES-2.2%

79,000	Tenaris S.A., ADR (cost $3,452,694)	$ 3,726,430

ASIA-0.3%

VENTURE CAPITAL-0.3%

3,622,118(a)	TVG Asian Communications Fund II, L.P.(b)(c)(d)(e) (cost $886,646)	536,410

BRAZIL-6.7%

METALS & MINING-1.1%

123,000	Usinas Siderúrgicas de Minas Gerais S.A.	1,843,340

OIL, GAS & CONSUMABLE FUELS-2.2%

57,000	Ultrapar Participacoes S.A.(c)	3,596,042

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.7%

152,000	Multiplan Empreendimentos Imobiliarios S.A.	2,916,030

TRANSPORTATION INFRASTRUCTURE-1.7%

149,000	Wilson Sons Limited	2,774,483

	Total Brazil (cost $10,987,735)	11,129,895

CHILE-1.9%

DIVERSIFIED TELECOMMUNICATION SERVICES-1.0%

100,132	Empresa Nacional de Telecomunicaciones S.A.	1,699,260

ELECTRIC UTILITIES-0.9%

3,600,000	Enersis S.A.	1,497,516

	Total Chile (cost $2,785,922)	3,196,776

CHINA-8.1%

WIRELESS TELECOMMUNICATION SERVICES-8.1%

1,355,172	China Mobile Limited(d) (cost $11,910,073)	13,329,778

HONG KONG-4.9%

MARINE-1.0%

2,500,000	Pacific Basin Shipping Limited(d)	1,631,684

REAL ESTATE MANAGEMENT & DEVELOPMENT-3.9%

510,000	Hang Lung Group Limited(d)	3,201,568
210,000	Swire Pacific Limited(d)	3,332,659
		6,534,227

	Total Hong Kong (cost $8,171,367)	8,165,911

INDIA-8.9%

CONSTRUCTION MATERIALS-1.8%

138,000	Ultratech Cement Limited(d)	3,020,870

IT SERVICES-1.6%

38,000	Infosys Technologies Limited(d)	2,583,660

WIRELESS TELECOMMUNICATION SERVICES-5.5%

1,289,920	Bharti Airtel Limited(d)	9,052,553

	Total India (cost $16,573,428)	14,657,083

INDONESIA-5.4%

DIVERSIFIED TELECOMMUNICATION SERVICES-3.7%

7,334,954	PT Telekomunikasi Indonesia Tbk(d)	$ 6,137,437

WIRELESS TELECOMMUNICATION SERVICES-1.7%

5,206,356	PT Indosat Tbk(d)	2,821,716

	Total Indonesia (cost $7,886,162)	8,959,153

KENYA-3.5%

WIRELESS TELECOMMUNICATION SERVICES-3.5%

106,089,400	Safaricom Limited(d) (cost $5,804,768)	5,780,714

LATIN AMERICA-0.2%

VENTURE CAPITAL-0.2%

2,286,227(a)	JPMorgan Latin America Capital Partners L.P.(b)(c)(d)(e) (cost $666,719)	284,978

MEXICO-11.3%

TRANSPORTATION INFRASTRUCTURE-1.0%

114,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR	1,729,380

WIRELESS TELECOMMUNICATION SERVICES-10.3%

298,498	América Móvil S.A.B. de C.V., Series L, ADR	17,011,401

	Total Mexico (cost $6,850,393)	18,740,781

MOROCCO-3.8%

DIVERSIFIED TELECOMMUNICATION SERVICES-3.8%

332,000	Maroc Telecom(d) (cost $5,999,978)	6,214,130

PHILIPPINES-1.4%

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.4%

7,000,000	Ayala Land, Inc.(d) (cost $2,563,586)	2,337,004

RUSSIA-5.4%

DIVERSIFIED TELECOMMUNICATION SERVICES-2.7%

328,759	VimpelCom Limited, ADR	4,550,025

WIRELESS TELECOMMUNICATION SERVICES-2.7%

524,000	Mobile Telesystems OJSC	4,388,500

	Total Russia (cost $5,889,821)	8,938,525

SOUTH AFRICA-6.7%

WIRELESS TELECOMMUNICATION SERVICES-6.7%

647,791	MTN Group Limited(d) (cost $9,497,278)	11,102,477

SOUTH KOREA-3.9%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.9%

10,800	Samsung Electronics Co. Limited(d) (cost $5,590,769)	6,422,938

TAIWAN-8.1%

WIRELESS TELECOMMUNICATION SERVICES-8.1%

5,718,340	Taiwan Mobile Co., Limited(d) (cost $9,048,795)	13,484,671

THAILAND-4.9%

CONSTRUCTION MATERIALS-1.3%

215,000	Siam Cement PCL(d)	2,178,351

WIRELESS TELECOMMUNICATION SERVICES-3.6%

2,266,765	Advanced Info Service Public Co., Limited	$ 5,867,698

	Total Thailand (cost $8,555,028)	8,046,049

TURKEY-1.4%

INDUSTRIAL CONGLOMERATES-1.4%

611,000	Enka Insaat ve Sanayi AS(d) (cost $2,427,213)	2,306,609

GLOBAL-1.1%

VENTURE CAPITAL-1.1%

7,248,829(a)	Emerging Markets Ventures I, L.P.(b)(c)(d)(e)	821,800
2,400,000(a)	Telesoft Partners II QP, L.P.(b)(c)(d)	923,688

	Total Global (cost $4,076,357)	1,745,488

	Total Emerging Countries (cost $129,624,732)	149,105,800

EQUITY SECURITIES OF TELECOMMUNICATION AND INFRASTRUCTURE COMPANIES IN DEVELOPED COUNTRIES-9.1%

ISRAEL-2.7%

SOFTWARE-1.1%

39,000	Check Point Software Technologies Limited(c)	1,737,450

VENTURE CAPITAL-1.6%

1,674,587(a)	BPA Israel Ventures LLC(b)(c)(d)(e)	485,585
4,000,000(a)	Concord Ventures Fund II, L.P.(b)(c)(d)	268,268
2,750,000(a)	Giza GE Venture Fund III L.P.(b)(c)(d)	573,100
2,000,000(a)	K.T. Concord Venture Fund L.P.(b)(c)(d)	82,664
708,684(a)	Neurone Ventures II, L.P.(b)(c)(d)(e)	128,967
2,001,470(a)	SVE Star Ventures Enterprises GmbH & Co. No. IX KG(b)(c)(d)	486,838
1,375,001(a)	Walden-Israel Ventures III, L.P.(b)(c)(d)	574,764
		2,600,186
	Total Israel (cost $11,006,423)	4,337,636

MALAYSIA-6.0%

CONSTRUCTION MATERIALS-1.0%

680,000	Lafarge Malayan Cement Bhd(d)	1,746,683

WIRELESS TELECOMMUNICATION SERVICES-5.0%

980,000	Digi.Com BHD(d)	8,212,625
	Total Malaysia (cost $7,746,788)	9,959,308

UNITED STATES-0.4%

VENTURE CAPITAL-0.4%

1,952,000(a)	Technology Crossover Ventures IV, L.P.(b)(c)(d)(e) (cost $557,007)	690,528

	Total Developed Countries (cost $19,310,218)	14,987,472

EQUITY SECURITIES OF COMPANIES PROVIDING OTHER ESSENTIAL SERVICES IN THE DEVELOPMENT OF AN EMERGING COUNTRIES INFRASTRUCTURE-0.0%

ARGENTINA-0.0%

VENTURE CAPITAL-0.0%

1,897,761(a)	Exxel Capital Partners V, L.P.(b)(c)(d) (cost $380,481)	0

	Total Equity Securities-99.2% (cost $149,315,431)	164,093,272

SHORT-TERM INVESTMENT-0.9%

GRAND CAYMAN-0.9%

$1,499	Wells Fargo, overnight deposit, 0.03%, 02/01/11 (cost $1,499,000)	$1,499,000

	Total Investments-100.1% (cost $150,814,431)	165,592,272

	Liabilities in Excess of Cash and Other Assets-(0.1)%	(185,347)

	Net Assets-100.0%	$ 165,406,925

(a) Represents contributed capital.

(b) Restricted security, not readily marketable.

(c) Non-income producing security.

(d) Security was fair valued as of January 31, 2011. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

(e) As of January 31, 2011, the aggregate amount of open commitments for the Fund is $2,457,291.

ADR American Depositary Receipts.
BDR Brazilian Depositary Receipts.

Security Valuation - Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are valued at the last quoted sale price. Effective January 1, 2011, if there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Fund’s Board of Directors is used. Prior to January 1, 2011, if there was no sale price, the last quoted bid price provided by an independent pricing service was used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund’s equity securities that are traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. If the pricing service is unable to provide a fair value for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Fund’s Pricing Committee. When the fair value prices are utilized, the value assigned to the foreign securities may not be the quoted or published prices of the securities on their primary markets.

The Fund values restricted securities at fair value. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

The Fund also invests in venture capital investments, which are classified as “Level 3” investments. In determining the fair value of such investments, management uses the market approach which includes as the primary input the capital balance reported; however adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these venture capital investments.

For the period ended January 31, 2011, except as described above, there have been no significant changes to the valuation procedures approved by the Board.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated bid. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model may be used (as described above). This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 01/31/11	Percent of Net Assets	Distributions Received	Open Commitments

BPA Israel Ventures LLC	10/05/00 - 12/09/05	$ 1,160,483	$ 485,585	0.29	$ 97,293	$ 625,413

Concord Ventures Fund II, L.P.	03/29/00 - 12/15/06	2,370,237	268,268	0.16	931,294	-

Emerging Markets Ventures I, L.P.	01/22/98 - 01/10/06	2,790,776	821,800	0.50	7,129,731	851,171

Exxel Capital Partners V, L.P.	05/11/98 - 12/03/98	380,481	0	0.00	205,185	-

Giza GE Venture Fund III, L.P.	01/31/00 - 11/23/06	1,812,299	573,100	0.35	724,175	-

JPMorgan Latin America Capital Partners L.P.	04/10/00 - 03/20/08	666,719	284,978	0.17	2,290,424	502,325

K.T. Concord Venture Fund L.P.	12/08/97 - 09/29/00	1,260,856	82,664	0.05	1,320,492	-

Neurone Ventures II, L.P.	11/24/00 - 02/24/09	173,213	128,967	0.08	401,834	52,500

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	12/21/00 - 08/12/08	1,624,685	486,838	0.29	380,279	-

Technology Crossover Ventures IV, L.P.	03/08/00 - 09/27/10	557,007	690,528	0.42	2,258,664	48,000

Telesoft Partners II QP, L.P.	07/14/00 - 03/01/10	1,285,581	923,688	0.56	1,109,561	-

TVG Asian Communications Fund II, L.P.	06/07/00 - 10/27/05	886,646	536,410	0.32	3,514,709	377,882

Walden-Israel Ventures III, L.P.	02/23/01 - 10/20/10	885,729	574,764	0.35	942,976	-

Total		$ 15,854,712	$ 5,857,590	3.54	$ 21,306,617	$ 2,457,291

The Fund may incur certain costs in connection with the disposition of the above securities.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the General Partner or investee companies such as publicly traded prices, financial statements, capital statements, recent transactions, and general market conditions.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments carried at value:

Investments, at value	Level 1*	Level 2*	Level 3*	Balance as of 01/31/2011
Construction Materials	$ –	$ 6,945,904	$ –	$ 6,945,904
Diversified Telecommunication Services	4,550,025	12,351,567	–	16,901,592
Electric Utilities	1,497,516	–	–	1,497,516
Energy Equipment & Services	3,726,430	–	–	3,726,430
Industrial Conglomerates	–	2,306,609	–	2,306,609
IT Services	–	2,583,660	–	2,583,660
Marine	–	1,631,684	–	1,631,684
Metals & Mining	1,843,340	–	–	1,843,340
Oil, Gas & Consumable Fuels	3,596,042	–	–	3,596,042
Real Estate Management & Development	2,916,030	8,871,231	–	11,787,261
Semiconductor & Semiconductor Equipment	–	6,422,938	–	6,422,938
Software	1,737,450	–	–	1,737,450
Transportation Infrastructure	4,503,863	–	–	4,503,863
Venture Capital	–	–	5,857,590	5,857,590
Wireless Telecommunication Services	28,966,859	63,784,534	–	92,751,393
Short-Term Investments	–	1,499,000	–	1,499,000
Total	$ 53,337,555	$ 106,397,127	$ 5,857,590	$ 165,592,272

* For the period ended January 31, 2011, there have been no significant changes to the fair valuation methodologies. For the period ended January 31, 2011, there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 10/31/2010	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/2011
Venture Capital	$6,354,637	$-	$-	$(275,306)	$22,500	$(244,241)	$-	$-	$5,857,590
Total	$6,354,637	$-	$-	$(275,306)	$22,500	$(244,241)	$-	$-	$5,857,590

Change in unrealized appreciation/depreciation relating to investments still held at January 31, 2011 is $275,306.

Short-Term Investment - The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., (“BBH & Co.”) the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

Federal Income Tax Cost - At January 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $150,814,431, $30,602,381, $(15,824,540) and $14,777,841, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Subsequent Events- Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to as of January 31, 2011.

Item 2: Controls and Procedures

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified by the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

By:          /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Date: March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:           /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

                Date: March 30, 2011

By:          /s/ Andrea Melia__________
Andrea Melia,
Treasurer of
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Date: March 30, 2011